Client Name:
Client Project Name:	TPMT 2026-2
Start - End Dates:	5/16/2016 - 4/11/2017
Deal Loan Count:	8

Rating Agency ATR QM Data Fields

Loans in Report:	8

Loan Number	Loan Number	LoanUID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status
BD11412D-D80E-4563-B3CC-125B94D13B7E	XXXXXX	XXXXXX	ATR/QM: Not Applicable	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.9736	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
9E2B0676-E95C-4FEF-9248-06BBDD1C0E04	XXXXXX	XXXXXX	ATR/QM: Not Applicable	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.2986	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
6DC7214A-ACD2-46CD-ABB5-C0F5697A3377	XXXXXX	XXXXXX	ATR/QM: Not Applicable	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	12.7333	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
01347435-0C73-4B89-8F7A-18A6434D69DE	XXXXXX	XXXXXX	ATR/QM: Not Applicable	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.8336	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
F49456C9-9D0F-4E4D-BBFB-2B5632F5E2B1	XXXXXX	XXXXXX	ATR/QM: Not Applicable	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	10.3009	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
D7A10286-BBF9-46FC-B1A3-D26B8C5D6904	XXXXXX	XXXXXX	ATR/QM: Not Applicable	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.3111	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
3FB9B47A-1D9F-4DF5-A323-5A8301E090FE	XXXXXX	XXXXXX	ATR/QM: Not Applicable	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	12.1334	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete
2B02D67A-F59E-4EFA-8C48-354D0B4FE100	XXXXXX	XXXXXX	ATR/QM: Not Applicable	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	12.3213	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	Complete

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